PREPAYMENTS, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Prepayments	$ 2,065,410	$ 487,841
Allowance for doubtful accounts	(147,630)	(188,264)	$ (127,740)
Total prepayments, net	$ 1,917,780	$ 299,577